Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Unrecognized Tax Benefits [Roll Forward]
Beginning balance	$ 805	$ 2,417	$ 2,108
Additions related to current year tax positions		277	982
Statue of limitations release	(405)	(570)	(673)
Settlements		(1,319)
Ending balance	$ 400	$ 805	$ 2,417